Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	ADHXF
Entity Registrant Name	ADHEREX TECHNOLOGIES INC
Entity Central Index Key	0001211583
Entity Filer Category	Smaller Reporting Company